Schedule of income tax reconciliation (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense with Malaysia statutory tax rate		24.00%	24.00%	24.00%
Foreign Tax Jurisdiction, Other [Member] | MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense with Malaysia statutory tax rate	24.00%	24.00%	24.00%	24.00%
Changes of deferred tax assets valuation allowances				(5.70%)
Effective income tax rate	24.00%	24.00%	24.00%	18.30%